Dividends - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions																	12 Months Ended
		Feb. 21, 2020 HKD ($) $ / shares	Feb. 21, 2020 USD ($) $ / shares	Jan. 17, 2020 $ / shares	Jan. 17, 2020 USD ($) $ / shares		May 24, 2019 $ / shares	May 24, 2019 USD ($) $ / shares	Jan. 18, 2019 $ / shares	Jan. 18, 2019 USD ($) $ / shares		May 25, 2018 $ / shares	May 25, 2018 USD ($) $ / shares	Jan. 19, 2018 $ / shares	Jan. 19, 2018 USD ($) $ / shares		Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of dividends [Line Items]
Dividends paid, ordinary shares																	$ 1,025	$ 2,054	$ 2,053
Interim [Member]
Disclosure of dividends [Line Items]
Dividends paid, ordinary shares per share | (per share)		$ 0.99	$ 0.127	$ 0.99	$ 0.127				$ 0.99	$ 0.127				$ 0.99	$ 0.127
Dividends paid, ordinary shares		$ 8,010	$ 1,030		$ 1,025	[1]				$ 1,023	[1]				$ 1,023	[1]
Final [Member]
Disclosure of dividends [Line Items]
Dividends paid, ordinary shares per share | (per share)							$ 1.00	$ 0.127				$ 1.00	$ 0.127
Dividends paid, ordinary shares	[1]							$ 1,031					$ 1,030

[1]	The 2017 interim and final dividend, the 2018 interim and final dividend, the 2019 interim dividend were not recognized as a liability as at December 31, 2017, 2018 and 2019, respectively. They were reflected as appropriation of reserves during 2018, 2019 and 2020, respectively.